Trading Liabilities - Schedule of Trading Liabilities (Detail) £ in Millions	Dec. 31, 2017 GBP (£)
Disclosure of financial liabilities held for trading [line items]
Trading liabilities	£ 31,109
Securities Sold Under Repurchase Agreements [member]
Disclosure of financial liabilities held for trading [line items]
Trading liabilities	25,504
Short Positions in Securities and Unsettled Trades [member]
Disclosure of financial liabilities held for trading [line items]
Trading liabilities	3,694
Cash Collateral [member]
Disclosure of financial liabilities held for trading [line items]
Trading liabilities	£ 1,911